UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $212,755 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     5142   112172 SH       Sole                    40967        0    71205
AKAMAI TECHNOLOGIES INC        COM              00971t101     7857   520665 SH       Sole                   184980        0   335685
AMERICAN INTL GROUP INC        COM              026874107      323   205430 SH       Sole                    73920        0   131510
AMPHENOL CORP NEW              CL A             032095101     4263   177789 SH       Sole                    64471        0   113318
BROADCOM CORP                  CL A             111320107     8616   507738 SH       Sole                   185150        0   322588
COACH INC                      COM              189754104     9930   478089 SH       Sole                   171347        0   306742
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     8095   448205 SH       Sole                   158020        0   290185
DANAHER CORP DEL               COM              235851102     5267    93048 SH       Sole                    33269        0    59779
EBAY INC                       COM              278642103     6425   460265 SH       Sole                   169880        0   290385
FEDEX CORP                     COM              31428x106     4794    74737 SH       Sole                    25720        0    49017
FISERV INC                     COM              337738108     5453   149943 SH       Sole                    54478        0    95465
GAMESTOP CORP NEW              CL A             36467w109     8514   393070 SH       Sole                   143120        0   249950
GENENTECH INC                  COM NEW          368710406    13761   165971 SH       Sole                    58748        0   107223
GOOGLE INC                     CL A             38259p508     4225    13734 SH       Sole                     5109        0     8625
ILLINOIS TOOL WKS INC          COM              452308109     5013   143012 SH       Sole                    51750        0    91262
JOHNSON CTLS INC               COM              478366107     3769   207569 SH       Sole                    78057        0   129512
KOHLS CORP                     COM              500255104     8793   242890 SH       Sole                    93606        0   149284
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     4482    60750 SH       Sole                    22055        0    38695
MANITOWOC INC                  COM              563571108     9808  1132523 SH       Sole                   411665        0   720858
MEMC ELECTR MATLS INC          COM              552715104     3212   224922 SH       Sole                    80085        0   144837
NETAPP INC                     COM              64110D104     7138   510965 SH       Sole                   189925        0   321040
NII HLDGS INC                  CL B NEW         62913f201     4632   254770 SH       Sole                    91940        0   162830
NIKE INC                       CL B             654106103     6112   119839 SH       Sole                    42715        0    77124
ORACLE CORP                    COM              68389X105     5433   306419 SH       Sole                   110487        0   195932
ROCKWELL COLLINS INC           COM              774341101     4435   113458 SH       Sole                    41094        0    72364
SCHWAB CHARLES CORP NEW        COM              808513105    10773   666250 SH       Sole                   239786        0   426464
STAPLES INC                    COM              855030102    11160   622756 SH       Sole                   220407        0   402349
STRYKER CORP                   COM              863667101     4098   102584 SH       Sole                    35958        0    66626
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     6387   150027 SH       Sole                    54556        0    95471
UNITED TECHNOLOGIES CORP       COM              913017109     5673   105839 SH       Sole                    38479        0    67360
UNITEDHEALTH GROUP INC         COM              91324p102     9669   363485 SH       Sole                   134575        0   228910
WALGREEN CO                    COM              931422109     4756   192790 SH       Sole                    69975        0   122815
WEATHERFORD INTERNATIONAL LT   COM              g95089101     4747   438739 SH       Sole                   159382        0   279357